Related Party Balances and Transactions (Details) ¥ in Millions			1 Months Ended						12 Months Ended
	Jul. 13, 2021 shares	Oct. 15, 2020	Aug. 27, 2023	Jul. 28, 2022 USD ($)	Jul. 27, 2022 USD ($)	Jan. 31, 2022	Jan. 24, 2022 USD ($)	Aug. 26, 2021 USD ($)	Mar. 31, 2023 USD ($)	Mar. 31, 2022 USD ($)	Dec. 16, 2020 USD ($)	Dec. 16, 2020 CNY (¥)
Related Party Balances and Transactions (Details) [Line Items]
Cash consideration											$ 726,781	¥ 5.0
Related party transaction, term		1 year
Sale of ordinary shares (in Shares) | shares	31,980,800
Annual interest rate			0.00%			5.00%	2.00%
Loan term			1 year				1 year
Balance due to related parties									$ 2,000,000
Loan amount							$ 35,200,000			$ 127,244
Principal amount					$ 27,513,849
Unpaid interest					$ 358,751
Repayment of debt				$ 27,872,600
Unpaid principal									7,686,151
Outstanding interest									$ 105,085
Board of Directors Chairman [Member]
Related Party Balances and Transactions (Details) [Line Items]
Loan term								1 year
Commercial Loan [Member] | Webao Ltd [Member]
Related Party Balances and Transactions (Details) [Line Items]
Due to related parties								$ 2,000,000
Annual interest rate								0.00%